EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of common shares in issue. The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2019, 2018 and 2017:

		For the years ended December 31,
		2019	2018	2017
Profit attributable to owners of the Company	€ thousand	695,818	784,678	535,393
Weighted average number of common shares for basic earnings per common share	thousand	186,767	188,606	188,951
Basic earnings per common share		€3.73	4.16	2.83

Diluted earnings per share
The weighted average number of common shares for diluted earnings per share was increased to take into consideration the theoretical effect of (i) the potential common shares that would have been issued under the equity incentive plans for the years ended December 31, 2019, 2018 and 2017 (assuming 100 percent of the related awards vested), and (ii) the potential common shares that would have been issued under the Non-Executive Directors’ compensation agreement for the year ended December 31, 2017. See Note 21 for additional details relating to the equity incentive plan.
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2019, 2018 and 2017:

		For the years ended December 31,
		2019	2018	2017
Profit attributable to owners of the Company	€ thousand	695,818	784,678	535,393
Weighted average number of common shares(1) for diluted earnings per common share	thousand	187,535	189,394	189,759
Diluted earnings per common share		€3.71	4.14	2.82